Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Oct. 31, 2024
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting

The concentration on sales revenues generated by customers type comprised of the following:

	For the year ended October 31,
	2024	2023	2022
Percentage of the Company’s sales
Customer A	41%	39%	32%
Customer B	—%	24%	18%
Customer C	28%	19%	45%
Customer D	—%	11%	—%
Customer F	13%	—%	—%

The table sets above information as to the revenue derived from those customers that accounted for more than 10% of the Company’s total revenues for the year ended October 31, 2024, 2023 and 2022.

	As of
	October 31, 2024	October 31, 2023
Percentage of the Company’s accounts receivable
Customer A	49%	31%
Customer B	1%	7%
Customer C	24%	11%
Customer D	—%	—%
Customer F	13%	—%

The following table sets forth information as to each customer that accounted for more than 10% for the Company’s accounts receivable as of October 31, 2024 and 2023.

	As of
	October 31, 2024	October 31, 2023
Percentage of the Company’s accounts receivable
Customer A	49%	31%
Customer C	24%	11%
Customer F	13%	—%
Customer E	7%	46%

Schedule of Concentration on Suppliers

The concentration on purchases generated by suppliers type comprised of the following:

	For the year ended October 31,
	2024	2023	2022
Percentage of the Company’s purchases
Supplier A	23%	95%	97%
Supplier C	21%	—%	—%
Supplier F	37%	—%	—%

The table sets above information as to the purchases derived from the supplier that accounted for more than 10% of the Company’s total purchases for the year ended October 31, 2024, 2023 and 2022.

	As of
	October 31, 2024	October 31, 2023
Percentage of the Company’s accounts payable
Supplier A	—%	—%
Supplier C	28%	—%
Supplier F	49%	—%

The table above shows the accounts payable accounted from above suppliers as of October 31, 2024 and 2023.

	As of
	October 31, 2024	October 31, 2023
Percentage of the Company’s prepayment
Supplier A	—%	35%
Supplier C	—%	5%
Supplier F	—%	46%

The following table sets forth information as to each supplier that accounted for more than 10% for the Company’s accounts payable as of October 31, 2024 and 2023.

	As of
	October 31, 2024	October 31, 2023
Percentage of the Company’s accounts payable
Supplier B	2%	86%
Supplier C	28%	—%
Supplier D	16%	—%
Supplier F	49%	—%

The following table sets forth information as to each supplier that accounted for more than 10% for the Company’s prepayment as of October 31, 2024 and 2023.

	As of
	October 31, 2024	October 31, 2023
Percentage of the Company’s prepayment
Supplier A	—%	35%
Supplier E	26%	4%
Supplier F	—%	46%
Supplier G	23%	3%
Supplier H	16%	2%
Supplier I	11%	2%